RETIREMENT-RELATED BENEFITS - Net Periodic Cost (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2012	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Total net periodic pension / nonpension (income)/cost of defined benefit plans			$ 1,568	$ 722	$ 1,160
Multi-employer Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Multi-employer plans/other			40	43	40
Nonpension Postretirement Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Total net periodic pension / nonpension (income)/cost of defined benefit plans			242	211	273
U.S. | Pension Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Interest cost			1,913	2,048	2,028
Expected return on plan assets			(3,014)	(3,689)	(3,953)
Amortization of prior service costs/(credits)			16	10	10
Recognized actuarial losses			1,337	1,314	1,654
Total net periodic pension / nonpension (income)/cost of defined benefit plans			253	(317)	(261)
U.S. | Nonpension Postretirement Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Service cost			14	17	24
Interest cost			154	165	163
Expected return on plan assets			0	0	0
Amortization of prior service costs/(credits)			(7)	(7)	(7)
Recognized actuarial losses			20	20	39
Total net periodic pension / nonpension (income)/cost of defined benefit plans			180	195	218
Non-U.S. | Pension Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Service cost			410	420	454
Interest cost			837	1,035	1,075
Expected return on plan assets			(1,325)	(1,867)	(1,919)
Amortization of transition assets			0	0	0
Amortization of prior service costs/(credits)			(97)	(106)	(98)
Recognized actuarial losses			1,507	1,408	1,581
Curtailments and settlements			19	22	35
Multi-employer plans/other			(36)	126	293
Total net periodic pension / nonpension (income)/cost of defined benefit plans			1,315	1,039	1,421
Non-U.S. | Pension Plans | Litigation in United Kingdom regarding defined benefit plans | SG&A expense
Components of net periodic (income)/cost of the retirement-related benefit plans
Multi-employer plans/other		$ 162	(91)
Non-U.S. | Pension Plans | Litigation in Spain regarding defined benefit and defined contribution plans | SG&A expense
Components of net periodic (income)/cost of the retirement-related benefit plans
Multi-employer plans/other	$ 56		0	56	233
Non-U.S. | Nonpension Postretirement Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Service cost			6	5	7
Interest cost			57	51	50
Expected return on plan assets			(7)	(6)	(7)
Amortization of transition assets			0	0	0
Amortization of prior service costs/(credits)			0	(5)	(5)
Recognized actuarial losses			7	9	10
Curtailments and settlements			0	(38)	0
Total net periodic pension / nonpension (income)/cost of defined benefit plans			$ 62	$ 16	$ 55